Inventories (Details) - Schedule of inventories - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Raw materials	$ 6,107	$ 2,025	$ 347
Finished goods	36,100	20,793	6,825
Inventories, total	$ 42,207	$ 22,818	$ 7,172